Note 16 - Operating Segmentation	3 Months Ended
Jan. 31, 2022
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]

16.         Operating Segmentation:

The Bank has established two reportable operating segments, those being Banking and Cybersecurity Services. The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of the business of the two operating segments. The following summarizes the operations of each of the reportable segments:

Banking – The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments of the Canadian banking market. VersaBank obtains its deposits and provides the majority of its loans and leases electronically, with innovative deposit and lending solutions for financial intermediaries that allow them to excel in their core businesses.

Cybersecurity Services - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly-owned subsidiary, DRT Cyber Inc. (“DRTC”), to pursue significant large-market opportunities in cybersecurity and develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by our chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of our consolidated financial statements, as disclosed in Note 3 of the Bank’s 2021 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources. Information regarding the results of each reportable operating segment is as follows:

(thousands of Canadian dollars)
for the three months ended	January 31, 2022				January 31, 2021
	Banking	Cybersecurity	Eliminations	Consolidated	Banking	Cybersecurity	Eliminations	Consolidated
			and Adjustments				and Adjustments
Net interest income	$16,885	$-	$-	$16,885	$14,374	$-	$-	$14,374
Non-interest income	-	1,422	(41)	1,381	(17)	1,093	(28)	1,048
Total revenue	16,885	1,422	(41)	18,266	14,357	1,093	(28)	15,422

Provision for (recovery of) credit losses	2	-	-	2	57	-	-	57
	16,883	1,422	(41)	18,264	14,300	1,093	(28)	15,365

Non-interest expenses:
Salaries and benefits	5,440	643	-	6,083	4,698	332	-	5,030
General and administrative	3,482	183	(41)	3,624	2,062	305	(28)	2,339
Premises and equipment	582	347	-	929	570	148	-	718
	9,504	1,173	(41)	10,636	7,330	785	(28)	8,087

Income before income taxes	7,379	249	-	7,628	6,970	308	-	7,278

Income tax provision	1,961	101	-	2,062	1,853	135	-	1,988

Net income	$5,418	$148	$-	$5,566	$5,117	$173	$-	$5,290

Total assets	$2,412,167	$23,767	$(20,588)	$2,415,346	$2,041,784	$20,612	$(17,420)	$2,044,976

Total liabilities	$2,072,691	$25,147	$(19,443)	$2,078,395	$1,781,121	$20,622	$(16,275)	$1,785,468

While the Bank has operations in the US, primarily through its DRTC operations, substantially all of the Bank’s earnings and assets are based in Canada.